Analysis of performance by segment - Additional segmental analysis of revenue from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Analysis of operating segments
Gross premiums earned	£ 16,293	£ 14,786
Outward reinsurance premiums	(520)	(363)
Earned premiums, net of reinsurance	15,773	14,423
Other income	199	215
Total revenue	15,972	14,638
Interest income	1,771	1,479
Other investment return	22,862	(98)
Total revenue, net of reinsurance	40,605	16,019
Asset management business
Analysis of operating segments
Other income	153	108
Operating segments after elimination, before unallocated
Analysis of operating segments
Gross premiums earned	16,266	14,772
Outward reinsurance premiums	(517)	(363)
Earned premiums, net of reinsurance	15,749	14,409
Other income	187	201
Total revenue	15,936	14,610
Operating segments after elimination, before unallocated | Asia
Analysis of operating segments
Gross premiums earned	8,856	7,736
Outward reinsurance premiums	(386)	(222)
Earned premiums, net of reinsurance	8,470	7,514
Other income	176	157
Total revenue	8,646	7,671
Operating segments after elimination, before unallocated | US
Analysis of operating segments
Gross premiums earned	7,410	7,036
Outward reinsurance premiums	(131)	(141)
Earned premiums, net of reinsurance	7,279	6,895
Other income	11	44
Total revenue	7,290	6,939
Operating segments
Analysis of operating segments
Interest income	1,750	1,453
Other investment return	22,844	(217)
Total revenue, net of reinsurance	40,570	15,898
Operating segments | Asia
Analysis of operating segments
Interest income	622	513
Other investment return	6,821	(1,703)
Total revenue, net of reinsurance	16,105	6,501
Operating segments | US
Analysis of operating segments
Interest income	1,128	940
Other investment return	16,023	1,486
Total revenue, net of reinsurance	24,465	9,397
Unallocated to a segment (other operations) - including intra-group eliminations
Analysis of operating segments
Total revenue, net of reinsurance	35	121
Elimination of intra-group amounts
Analysis of operating segments
Total revenue	(40)	(52)
Elimination of intra-group amounts | Asia
Analysis of operating segments
Total revenue	(16)	(20)
Elimination of intra-group amounts | US
Analysis of operating segments
Total revenue	(24)	(32)
Unallocated to a segment (central or other operations)
Analysis of operating segments
Gross premiums earned	27	14
Outward reinsurance premiums	(3)
Earned premiums, net of reinsurance	24	14
Other income	12	14
Total revenue	36	28
Interest income	21	26
Other investment return	£ 18	£ 119